18. RISK CONCENTRATIONS	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
18. RISK CONCENTRATIONS

For the six months ended June 30, 2013 (unaudited), revenues from the Company’s  93 producing wells ranged from approximately 0.01% to 10.57% of total revenues and for the year ended December 31, 2012, revenues from the Company’s 88 producing wells ranged from approximately 0.02% to 19.20% of total revenues.  These wells are all located in the southern region of Texas and central Oklahoma, with the Texas wells operated by the Company and the Oklahoma wells operated by one outside operator.

For the year ended December 31, 2012, the oil and natural gas produced by the Company is sold and marketed to six purchasers. Oil sales to two purchasers accounted for 100% of the oil sales, one purchaser accounted for approximately 96.2% and the other purchaser accounted for approximately 3.8%. Natural gas sales to two purchasers accounted for 98.3% of the natural gas sales, one purchaser accounted for approximately 63.8% and the other purchaser accounted for approximately 34.5%. Natural gas liquid sales to one purchaser accounted for 100% of the natural gas liquids sales. Accordingly, the Company’s entire trade receivable balance at December 31, 2012 was comprised of amounts due from its six purchasers.